CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2023
CONVERTIBLE NOTES
Summary of changes in convertible debt, net of unamortized discount

	2023
Balance at January 1,	RMB	60,984,058
Issuance of convertible debt, face value		43,061,400
Debt discount from extension fee		(2,251,078)
Modified the CB principal		2,988,816
Repayment of convertible debt		(42,903,059)
Conversion of convertible debt into ordinary shares		(21,084,738)
Amortization of debt discount		25,392,044
Exchange rate change on convertible notes face value		491,308
Convertible debt-current, at December 31		49,932,651
Convertible debt-non current		16,746,100
Convertible notes, net at December 31,	RMB	66,678,751

Summary of convertible notes outstanding

	December 31, 2023				December 31, 2022
			Accrued				Accrued
	Principal		Interest		Principal		Interest
August 2022 $5,500,000 Notes convertible into ADS common stock, 6% interest, due August 2023	RMB	37,199,800	RMB	3,103,726	RMB	37,199,800	RMB	911,140
March 2021 $20,000,000 Notes convertible into ADS common stock, 6% interest, due March 2024	RMB	129,956,000	RMB	16,382,549	RMB	129,956,000	RMB	12,013,055
November 2023 $6,000,000 Notes convertible into ADS common stock, 3% interest, due November 2025	RMB	43,061,400	RMB	169,985		—		—
modified the CB principal	RMB	2,988,816		—		—		—
Conversion of convertible debt into ordinary shares	RMB	(78,998,945)	RMB	(14,169,257)	RMB	(57,914,207)	RMB	(11,853,771)
Repayment of convertible debt	RMB	(42,903,059)	RMB	(5,219,434)		—		—
Exchange rate change on convertible notes face value	RMB	6,329,690	RMB	—	RMB	5,838,382	RMB	—
Total Convertible Notes Payable, Net	RMB	97,633,702	RMB	267,569	RMB	115,079,975	RMB	1,070,424
Less: Debt Discount		(30,954,951)		—		(54,095,917)		—
	RMB	66,678,751	RMB	267,569	RMB	60,984,058	RMB	1,070,424